Regulatory Capital And Restrictions (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Capital And Restrictions [Abstract]
Summary Of Actual Capital Amounts And Ratios

(Dollars in thousands)	First Horizon National Corporation			First Tennessee Bank National Association
	Amount		Ratio	Amount		Ratio

On December 31, 2011:
Actual:
Total Capital	$3,602,271		17.99%	$3,976,672		20.05%
Tier 1 Capital	2,850,452		14.23	3,247,268		16.37
Leverage	2,850,452		11.41	3,247,268		13.12
For Capital Adequacy Purposes:
Total Capital	1,602,113	≥	8.00	1,586,752	≥	8.00
Tier 1 Capital	801,056	≥	4.00	793,376	≥	4.00
Leverage	998,891	≥	4.00	990,281	≥	4.00
To Be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital				1,983,440	≥	10.00
Tier 1 Capital				1,190,064	≥	6.00
Leverage				1,237,851	≥	5.00

On December 31, 2010:
Actual:
Total Capital	$3,749,586		18.65%	$4,032,289		20.26%
Tier 1 Capital	2,812,471		13.99	3,137,624		15.76
Leverage	2,812,471		10.96	3,137,624		12.33
For Capital Adequacy Purposes:
Total Capital	1,608,222	≥	8.00	1,592,416	≥	8.00
Tier 1 Capital	804,111	≥	4.00	796,208	≥	4.00
Leverage	1,026,597	≥	4.00	1,018,136	≥	4.00
To Be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital				1,990,520	≥	10.00
Tier 1 Capital				1,194,312	≥	6.00
Leverage				1,272,670	≥	5.00